Other income	12 Months Ended
Dec. 31, 2017
Other income [Abstract]
Other income
22	Other income

Other income (expenses) at December 31, 2017, 2016 and 2015 is summarized as follows:

	2017	2016	2015
Gain from loss of control of subsidiary TMMDM (see Note 5)	$3,458,467	$-	$-
Loss from the sale of subsidiaries (a)	(273,032)	-	171,505
Recoveries of taxes paid in prior years, net of expenses for recovery	43,884	-	-
Cancellation of liabilities	1,688	2,076	5,859
Cancellation of projects	(13,127)	(6,240)	(4,948)
Income from sale of fixed assets (b) (Note 13)	-	56,534	-
Other, net	(134)	500	14,569
	$3,217,746	$52,870	$186,985

(a)	In 2017 and 2015, corresponds to the income from the sale of subsidiaries (see Note 5).

(b)	It includes the sale of a land to Optimus on June 20, 2016 (see Note 13 and 14).